Significant Accounting Policies (Details 1)	6 Months Ended
Sep. 30, 2019
Machinery [Member]
Residual value rate	5.00%
Useful Lives	10 years
Electric equipment [Member]
Residual value rate	5.00%
Electric equipment [Member] | Minimum [Member]
Useful Lives	3 years
Electric equipment [Member] | Maximum [Member]
Useful Lives	5 years
Office equipment [Member]
Residual value rate	5.00%
Useful Lives	5 years
Vehicles [Member]
Residual value rate	5.00%
Useful Lives	4 years
Leasehold improvement cost [Member]
Residual value rate	5.00%
Leasehold improvement cost [Member] | Minimum [Member]
Useful Lives	3 years
Leasehold improvement cost [Member] | Maximum [Member]
Useful Lives	10 years